Demand Notes and Accrued Interest Payable (Details Narrative) (10-K)	12 Months Ended
	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)
Number of notes payable | Integer	3
Note Payable Bearing Interest at 8% [Member]
Debt interest rate	8.00%	8.00%
Accrued interest on note	$ 2,000	$ 2,000
Note Payable Bearing Interest at 5% [Member]
Debt interest rate	5.00%	5.00%
Accrued interest on note	$ 1,141	$ 1,143
Note Payable Bearing Interest at 12% [Member]
Debt interest rate	12.00%	12.00%
Accrued interest on note	$ 3,000	$ 2,992